Form N-1A Supplement	Sep. 15, 2025
Intelligent Alpha Atlas ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Intelligent Livermore ETF (LIVR)
Intelligent Omaha ETF (AIWB)
Intelligent Equal Select ETF (ALPA)
Intelligent Tech Focus ETF (QQAI)
Intelligent Small Cap Select ETF (AISM)
(each, a “Fund,” and collectively, the “Funds”)
September 15, 2025
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated September 10, 2024, as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO A FUND’S NAME AND TICKER SYMBOL EFFECTIVE SEPTEMBER 29, 2025, AS DESCRIBED BELOW.
Intelligent Livermore ETF — Name & Ticker Symbol Change
Effective September 29, 2025, the Intelligent Livermore ETF’s name will change to “Intelligent Alpha Atlas ETF” and the ticker symbol will change to “GPT”. Accordingly, effective September 29, 2025, all references in the Summary Prospectus to “Intelligent Livermore ETF” are replaced with “Intelligent Alpha Atlas ETF” and references to “LIVR” are replaced with “GPT”.

Address Change
The address of the Trust and the Funds’ investment adviser, Empowered Funds, LLC d/b/a EA Advisers (“EA Advisers”), is 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073. All references to the former address (19 E. Eagle Road, Havertown, Pennsylvania 19083) in the Funds’ Prospectus and SAI are hereby replaced with the new address as listed above.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.